Accounts Receivable, net - Analysis of expected credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IFRS Statement [Line Items]
Carrying amount of accounts receivable	$ 410,211	$ 243,626
Loss allowance for lifetime expected credit	0
No Past Due [Member]
IFRS Statement [Line Items]
Carrying amount of accounts receivable	$ 408,415	$ 243,208
Weighted average loss rate	0.00%	0.00%
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due within 30 days [Member]
IFRS Statement [Line Items]
Carrying amount of accounts receivable	$ 795	$ 36
Weighted average loss rate	0.00%	0.00%
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due 31-60 days [Member]
IFRS Statement [Line Items]
Carrying amount of accounts receivable	$ 924	$ 382
Weighted average loss rate	0.00%	0.00%
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due 61-90 days [Member]
IFRS Statement [Line Items]
Carrying amount of accounts receivable	$ 77	$ 0
Weighted average loss rate	0.00%	0.00%
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due 91-120 days [Member]
IFRS Statement [Line Items]
Carrying amount of accounts receivable	$ 0	0
Weighted average loss rate	0.00%
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due 91-120 days [Member] | Bottom of range [member]
IFRS Statement [Line Items]
Weighted average loss rate		0.00%
Past due 91-120 days [Member] | Top of range [member]
IFRS Statement [Line Items]
Weighted average loss rate		6.32%
Past due over 121 days [Member]
IFRS Statement [Line Items]
Carrying amount of accounts receivable	$ 0	$ 0
Weighted average loss rate	100.00%	100.00%
Loss allowance for lifetime expected credit	$ 0	$ 0